Cash generated from operations (Tables)	12 Months Ended
Sep. 30, 2025
Cash generated from operations
Summary of cash generated from operations

	2025	2024	2023
	$'000	$'000	$'000
		As restated	As restated

Profit/(loss) on continuing operations before tax	(37,616)	(26,214)	(48,247)
Profit from discontinued operations before tax	87	(34,028)	(26,421)
Adjustments for:
Depreciation and impairment	417	3,157	2,543
Amortisation of intangible assets	343	375	91
Gain on disposal of fixed assets	—	(341)	(53)
Impairment loss on trade receivables and contract assets	—	166	12,335
Impairment loss on intangible assets	—	35,003	17,601
Gain on extinguishment of liability	(1,379)	—	—
Exceptional item	6,000	—	—
Change in fair value of warrants	261	(6)	(10,638)
Working capital changes:
Change in trade and other receivables	(715)	3,365	21,136
Change in trade and other payables	(6,007)	(4,945)	(7,982)
Share option (credit)/charge	5,676	(670)	18,252
Finance income	(1,232)	(930)	(41)
Interest payable	48	223	285
Tax received	5,607	—	—
Cash (used in)/generated from operations	(28,510)	(24,845)	(21,140)
Reconciliation of net cashflow to movements in net debt:
Opening net cash/(debt)	18,705	44,455	48,966
Movement in cash	18,264	(25,336)	(4,054)
Movement on foreign exchange	9	(414)	(457)
Movement in net cash/ (debt)	18,273	(25,750)	(4,511)
Closing net cash/(debt)	36,978	18,705	44,455
Composition of closing net cash/(debt)
Cash	36,978	18,705	44,455
Bank loans	—	—	—
Net cash/(debt)	36,978	18,705	44,455